SHARE CAPITAL (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended		9 Months Ended
	Aug. 08, 2019	Feb. 28, 2019	Dec. 28, 2018	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2019	Sep. 27, 2019
Proceeds from issuance of common stock					$ 37,974	$ 0		$ 1,282	$ 8,620
Common Design Limited [Member]
Common stock shares issued										8,000,000
Equity method investment ownership										100.00%
Private Placement [Member]
Common stock shares issued		707,830	1,643,000	1,843,000	1,843,000	10,220,830	10,220,830	10,220,830
Common stock shares outstanding				1,843,000	1,843,000	10,220,830	10,220,830	10,220,830
Common stock shares cancelled	330,000
Common stock shares reduction	$ 7,621
Gross proceeds from issuance of private placement		$ 16,108	$ 37,943
July 03, 2018 [Member]
Common stock shares issued				200,000	200,000	200,000	200,000	200,000
Proceeds from issuance of common stock				$ 31		$ 31	$ 31